Customer Relationships (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Amortization of customer relationship		$ 62,500
Predecessor [Member]
Amortization of customer relationship